Restatement of Previously Issued Financial Statements - Schedule Of Condensed Income Statement (Detail) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Warrant issuance costs			$ (343)	$ (1,044,453)			$ (1,044,453)	$ (1,044,453)	$ (1,044,453)
Excess of the fair value of private placement warrants over the cash received				(2,932,800)			(2,932,800)	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants				11,249,200			12,792,000	1,705,600
Net income (loss)	$ (1,876,059)	$ 11,771,204	$ 1,446,495	$ 8,986,375	$ (22,966)	$ 9,895,145	$ 10,432,870	$ (814,819)	$ (10,506,796)
Class B common stock
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000		6,687,363	6,474,725	6,000,000	6,900,000	6,687,363	6,758,759	6,794,262
Basic and diluted net income (loss) per ordinary share	$ (0.27)		$ 0.21	$ 1.12	$ 0.00	$ 1.43	$ 1.29	$ (0.39)	$ (1.82)
Previously Reported
Warrant issuance costs				$ 0			$ 0	$ 0
Excess of the fair value of private placement warrants over the cash received				0			0	0
Unrealized loss on change in fair value of warrants				0			0	0
Net income (loss)				$ 1,714,085			$ 1,618,123	$ 1,456,834
Previously Reported | Class B common stock
Weighted average shares outstanding of Class B ordinary shares, basic and diluted				6,900,000			6,900,000	6,900,000
Basic and diluted net income (loss) per ordinary share				$ (0.01)			$ (0.03)	$ (0.06)
Adjustment
Warrant issuance costs				$ (1,044,453)			$ (1,044,453)	$ (1,044,453)
Excess of the fair value of private placement warrants over the cash received				(2,932,800)			(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants				11,249,200			12,792,000	1,705,600
Net income (loss)				$ 7,272,290			$ 8,814,747	$ (2,271,653)
Adjustment | Class B common stock
Weighted average shares outstanding of Class B ordinary shares, basic and diluted				(425,275)			(212,637)	(141,241)
Basic and diluted net income (loss) per ordinary share				$ 1.13			$ 1.32	$ (0.33)